SUBSEQUENT EVENTS - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	May 31, 2021 $ / shares shares	Apr. 23, 2021 CNY (¥) shares	Jul. 22, 2020 CNY (¥) Rentalcontracts	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Jul. 22, 2020 USD ($)
Long-term debt				¥ 448,496	$ 68,454	¥ 464,920
Asset Purchase Agreement [Member] | Great Alliance Coliving Limited And Its Affiliates [Member]
Business combination assets acquired, Number | Rentalcontracts			72,000
Asset Purchase Agreement [Member] | Great Alliance Coliving Limited And Its Affiliates [Member] | Payable For Asset Acquistion Current [Member]
Business combination consideration payable, Cash			¥ 165,808				$ 23,200
Asset Purchase Agreement [Member] | Great Alliance Coliving Limited And Its Affiliates [Member] | Additional Paid-in Capital [Member]
Business combination consideration payable, share | ¥			¥ 289,733
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Great Alliance Coliving Limited And Its Affiliates [Member]
Business combination consideration, transferred	186,375,850
Business combination shares transferred and shares to be obliged in case of shortfall in collection by the sellers	57,786,458
Business combination minimum per share value to be collected by the acquiree | $ / shares	$ 0.4014
Share repurchases price per share | $ / shares	$ 0.4015
Stock repurchased during period shares	20,860,749
Subsequent Event [Member] | Shanghai Huarui Bank Co Ltd [Member] | Share Charge Agreement [Member]
Long-term debt | ¥		¥ 383,300
Debt instrument, event of default description		If an event of default occurs under these loan agreements, subject to the terms in the Agreement, Huarui will be authorized to arrange for the Charged Property to be registered in the name of Huarui or its nominee, and will be entitled to exercise all voting and/or consensual powers pertaining to the Charged Property following the transfer of the legal title of the Charged Property to Huarui or its nominee.
Subsequent Event [Member] | Class A ordinary shares [Member] | Treasury stock | Shanghai Huarui Bank Co Ltd [Member] | Share Charge Agreement [Member]
Debt instrument, shares charged against debt		77,100,000